Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 3,049,156	$ 2,890,574
Less: accumulated depreciation	(1,821,345)	(1,457,095)
Total property, plant and equipment, net	1,227,811	1,433,479
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	819,807	750,333
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	203,917	197,304
Electric equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	164,066	158,745
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	83,546	80,836
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 1,777,820	$ 1,703,356